InvestEd Portfolios

Supplement dated December 16, 2014 to the

InvestEd Portfolios Prospectus

dated April 30, 2014

and as supplemented May 15, 2014

In addition, effective January 1, 2015, the Prospectus is amended to reflect that the name of Waddell & Reed Advisors International Growth Fund has changed to Waddell & Reed Advisors Global Growth Fund.